Earnings Per Share	3 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 21 – EARNINGS PER SHARE

Basic earnings per common share is determined by dividing net earnings available to common shareholders by the weighted average number of common shares outstanding for the period. ESOP shares are considered outstanding for this calculation unless unearned. Diluted earnings per common share is determined by dividing net earnings available to common shareholders by the weighted average number of common shares outstanding for the period, adjusted for the dilutive effect of common share equivalents (0 for the three months ended March 31, 2012 and 2011 (unaudited) and the years ended December 31, 2011 and 2010). Stock options for 213,678 and 0 shares for the three months ended March 31, 2012 and 2011 (unaudited) and 213,678 and 0 shares for the years ended December 31, 2011 and 2010 were not considered in computing diluted earnings per share because they were antidilutive. The factors used in the earnings per common share computation for the three months ended March 31, 2012 and 2011 (unaudited) and for the years ended December 31, 2011 and 2010 follow:

	March 31,		December 31,
	2012	2011	2011	2010
Basic
Net income	$927	$778	$3,242	$2,591

Weighted average common shares outstanding	4,660,871	4,586,363	4,606,913	4,587,856

Less: Average unallocated ESOP shares	(134,540)	(143,585)	(140,193)	(149,237)

Average shares	4,526,332	4,442,778	4,466,720	4,438,619

Basic earnings per common share	$0.20	$0.18	$0.73	$0.58

Diluted
Net income	$927	$778	$3,242	$2,591

Weighted average common shares outstanding for basic earnings per common share	4,526,332	4,442,778	4,466,720	4,438,619
Add: Dilutive effects of assumed exercises of stock options	—	—	—	—

Average shares and dilutive potential common shares	4,526,332	4,442,778	4,466,720	4,438,619

Diluted earnings per common share	$0.20	$0.18	$0.73	$0.58